Description of the Plan - Narratives (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) year fund	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum age to qualify	18
Participant compensation matched, minimum service period	90 days
Participant compensation matched, minimum service hours	1000 hours
Pretax, maximum annual compensation to total compensation, percentage	40.00%
Matching percentage	50.00%
Retirement age | year	59.5
Participant compensation matched, percentage	6.00%
Employer contributions | $	$ 50,272,322	$ 46,518,234
Minimum borrowing, amount | $	1,000
Maximum borrowing, amount | $	$ 50,000
Primary residence, borrowing term	10 years
Forfeited nonvested account | $	$ 1,174,066	$ 1,334,819
Maximum borrowing, to vested account balance, percentage	50.00%
Common/collective trust funds, at net asset value
EBP, Description of Plan [Line Items]
Number of funds in plan (fund)	18
Corporate bond funds, at fair value
EBP, Description of Plan [Line Items]
Number of funds in plan (fund)	2
Mutual funds, at fair value
EBP, Description of Plan [Line Items]
Number of funds in plan (fund)	5
Employer common stock, at fair value
EBP, Description of Plan [Line Items]
Number of funds in plan (fund)	1
Minimum
EBP, Description of Plan [Line Items]
General loan, borrowing term	1 year
Participant loan, interest rate (percent)	4.25%
Maximum
EBP, Description of Plan [Line Items]
General loan, borrowing term	5 years
Participant loan, interest rate (percent)	9.50%